UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

CENTER COAST MLP FOCUS FUND
(Class A Shares: CCCAX)
(Class C Shares: CCCCX)
(Institutional Class Shares: CCCNX)

SEMI-ANNUAL REPORT
MAY 31, 2017

Center Coast MLP Focus Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	10
Expense Example	21

This report and the financial statements contained herein are provided for the general information of the shareholders of the Center Coast MLP Focus Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Center Coast MLP Focus Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 7.2%
	MIDSTREAM C-CORPS – 6.4%
3,761,172	Targa Resources Corp.	$172,750,630

	OTHER UNIT CLASSES – 0.8%
856,995	Plains GP Holdings LP - Class A	22,856,057

	TOTAL COMMON STOCKS (Cost $106,359,414)	195,606,687

	MASTER LIMITED PARTNERSHIP SHARES – 91.5%
	COMPRESSION – 1.0%
1,684,033	USA Compression Partners LP	25,883,587

	DIVERSIFIED MIDSTREAM – 35.9%
4,115,952	Enbridge Energy Partners LP	68,160,165
9,305,730	Energy Transfer Partners LP	202,492,674
7,944,726	Enterprise Products Partners LP	212,998,104
6,192,077	MPLX LP	204,648,145
1,427,772	ONEOK Partners LP	69,832,328
4,031,368	Tesoro Logistics LP	213,581,877
		971,713,293
	E&P-SPONSORED GATHERING & PROCESSING – 10.4%
10,308,394	EnLink Midstream Partners LP	174,933,446
1,920,157	Western Gas Partners LP	107,010,350
		281,943,796
	GATHERING & PROCESSING – 7.4%
2,258,812	Crestwood Equity Partners LP	51,726,795
2,759,160	DCP Midstream LP	93,204,425
1,743,338	Enable Midstream Partners LP	26,899,705
1,222,589	Summit Midstream Partners LP	28,241,806
		200,072,731

	LARGE-CAP PETROLEUM TRANSPORTATION & STORAGE – 22.5%
2,722,654	Buckeye Partners LP	174,249,856
1,459,301	Magellan Midstream Partners LP	105,930,660
3,924,349	NuStar Energy LP	178,871,827
5,641,897	Plains All American Pipeline LP	149,397,432
		608,449,775
	NATURAL GAS TRANSPORTATION & STORAGE – 10.3%
3,250,170	Spectra Energy Partners LP	140,212,334
2,485,596	TC Pipelines LP	139,864,487
		280,076,821
	OTHER FEE-BASED – 1.0%
1,452,273	Martin Midstream Partners LP	26,431,369

Center Coast MLP Focus Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIP SHARES (Continued)
	SPONSORED PETROLEUM TRANSPORTATION & STORAGE – 3.0%
1,410,549	PBF Logistics LP1	$27,646,760
534,015	Phillips 66 Partners LP	26,444,423
889,054	Shell Midstream Partners LP	26,520,481
		80,611,664
	TOTAL MASTER LIMITED PARTNERSHIP SHARES (Cost $2,194,551,503)	2,475,183,036

	PREFERRED STOCKS – 0.7%
	E&P-SPONSORED GATHERING & PROCESSING – 0.7%
457,340	Anadarko Petroleum Corp.
	7.500%, 6/7/2018[2]	19,825,689

	TOTAL PREFERRED STOCKS (Cost $13,883,494)	19,825,689

Principal Amount

	SHORT-TERM INVESTMENTS – 0.8%
$20,509,709	UMB Money Market Fiduciary, 0.01%[3]	20,509,709

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,509,709)	20,509,709

	TOTAL INVESTMENTS – 100.2% (Cost $2,335,304,120)	2,711,125,121
	Liabilities in Excess of Other Assets – (0.2)%	(6,471,697)

	TOTAL NET ASSETS – 100.0%	$2,704,653,424

LP – Limited Partnership
[1]	Affiliated company.
[2]	Convertible security.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
SUMMARY OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Master Limited Partnership Shares
Diversified Midstream	35.9%
Large-Cap Petroleum Transportation & Storage	22.5%
E&P-sponsored Gathering & Processing	10.4%
Natural Gas Transportation & Storage	10.3%
Gathering & Processing	7.4%
Sponsored Petroleum Transportation & Storage	3.0%
Other Fee-based	1.0%
Compression	1.0%
Total Master Limited Partnership Shares	91.5%
Common Stocks
Midstream C-Corps	6.4%
Other Unit Classes	0.8%
Total Common Stocks	7.2%
Preferred Stocks
E&P-sponsored Gathering & Processing	0.7%
Total Preferred Stocks	0.7%
Short-Term Investments	0.8%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2017 (Unaudited)

Assets:
Investments at fair value - see accompanying Schedule of Investments:
Unaffiliated companies (cost $2,308,733,382)	$2,683,478,361
Affiliated companies (cost $26,570,738)	27,646,760
Total (cost $2,335,304,120)	2,711,125,121
Receivables:
Investment securities sold	12,363,882
Fund shares sold	6,202,497
Dividends and interest	429,020
Prepaid assets	137,463
Deferred tax asset	136,326,932
Total assets	2,866,584,915

Liabilities:
Payables:
Investment securities purchased	10,861,133
Fund shares redeemed	8,089,933
Advisory fees	2,348,789
Distribution fees - Class A & Class C (Note 6)	789,171
Shareholder servicing fees (Note 7)	523,322
Fund administration fees	178,323
Transfer agent fees and expenses	133,495
Fund accounting fees	58,989
Custody fees	16,024
Auditing fees	28,543
Chief Compliance Officer fees	1,418
Trustees' fees and expenses	3,133
Deferred tax liability	138,677,949
Franchise tax payable	145,103
Accrued other expenses	76,166
Total liabilities	161,931,491

Net Assets	$2,704,653,424

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$2,760,356,726
Accumulated net investment loss, net of deferred taxes	(168,575,506)
Accumulated net realized loss on investments, net of deferred taxes	(124,270,848)
Net unrealized appreciation on investments, net of deferred taxes	237,143,052
Net Assets	$2,704,653,424

Net asset value, offering and redemption price per share:
Class A Shares:
Net assets applicable to shares outstanding	$432,259,162
Shares outstanding	53,208,327
Net asset value and redemption price per share[1]	$8.12
Maximum sales charge (5.75% of offering price)[2]	$0.50
Offering price	$8.62

Class C Shares:
Net assets applicable to shares outstanding	$791,814,984
Shares outstanding	104,096,454
Net asset value, offering price and redemption price per share[3]	$7.61

Institutional Class Shares:
Net assets applicable to shares outstanding	$1,480,579,278
Shares outstanding	179,494,327
Net asset value, offering price and redemption price per share	$8.25

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2017 (Unaudited)

Investment Income:
Distributions from Master Limited Partnerships from:
Unaffiliated Master Limited Partnerships	$89,365,893
Affiliated Master Limited Partnerships	1,243,444
Less return of capital on distributions from:
Unaffiliated Master Limited Partnerships	(89,365,893)
Affiliated Master Limited Partnerships	(1,243,444)
Distributions from Corporations	7,088,222
Less return of capital distributions from Corporations	(7,088,222)
Dividend income	110,779
Interest	1,475
Total investment income	112,254

Expenses:
Advisory fees	13,777,118
Distribution fees - Class C (Note 6)	4,115,423
Distribution fees - Class A (Note 6)	597,238
Shareholder servicing fees (Note 7)	1,236,816
Fund administration fees	727,019
Transfer agent fees and expenses	313,627
Fund accounting fees	177,635
Shareholder reporting fees	112,691
Registration fees	81,278
Custody fees	75,206
Auditing fees	67,813
Franchise tax	48,931
Miscellaneous	43,467
Legal fees	12,964
Trustees' fees and expenses	9,031
Chief Compliance Officer fees	7,753
Insurance fees	3,840

Total expenses	21,407,850
Net investment loss, before taxes	(21,295,596)
Deferred tax benefit	11,952,817
Net investment loss, net of deferred taxes	(9,342,779)

Net Realized and Unrealized Gain/Loss on Investments:
Net realized gain on:
Investments in unaffiliated companies	37,341,771
Investments in affiliated companies	148,097
Deferred tax expense	(1,738,597)
Net realized gain, net of deferred taxes	35,751,271

Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated companies	58,959,371
Investments in affiliated companies	(24,907,238)
Deferred tax expense	(12,565,237)
Net change in unrealized appreciation/depreciation, net of deferred taxes	21,486,896
Net realized and unrealized gain on investments, net of deferred taxes	57,238,167

Net Increase in Net Assets from Operations	$47,895,388

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss, net of deferred taxes	$(9,342,779)	$(18,457,731)
Net realized gain (loss) on investments, net of deferred taxes	35,751,271	(217,090,150)
Change in net unrealized appreciation/depreciation on investments, net of deferred taxes	21,486,896	414,340,744
Net increase in net assets resulting from operations	47,895,388	178,792,863

Distributions to Shareholders:
From return of capital:
Class A	(15,825,752)	(35,055,579)
Class C	(29,198,614)	(69,114,656)
Institutional Class	(48,407,052)	(100,052,577)
Total distributions to shareholders	(93,431,418)	(204,222,812)

Capital Transactions (See Note 11):
Class A	(13,469,540)	38,157,251
Class C	11,522,159	(23,945,889)
Institutional Class	149,790,918	210,440,299
Net increase in net assets from capital transactions	147,843,537	224,651,661

Total increase in net assets	102,307,507	199,221,712

Net Assets
Beginning of period	2,602,345,917	2,403,124,205
End of period	$2,704,653,424	$2,602,345,917

Accumulated net investment loss, net of deferred taxes	$(168,575,506)	$(159,232,727)

Capital Share Transactions (See Note 11):
Class A	(1,682,973)	4,669,531
Class C	1,373,379	(3,664,673)
Institutional Class	17,249,613	25,598,041
Net increase from capital share transactions	16,940,019	26,602,899

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30,
			2016		2015		2014		2013		2012
Net asset value, beginning of period	$8.23		$8.30		$11.49		$11.02		$10.13		$10.11
Income from Investment Operations:
Net investment loss[1]	(0.03)		(0.05)		(0.04)		(0.08)		(0.10)		(0.10)
Return of capital[1]	0.19		0.37		0.34		0.33		0.39		0.39
Net realized and unrealized gain (loss) on investments[1,2]	0.02		0.29		(2.77)		0.90		1.27		0.38
Total from investment operations	0.18		0.61		(2.47)		1.15		1.56		0.67

Less Distributions:
From net investment income	-		-		-		(0.30)		-		-
From return of capital	(0.29)		(0.68)		(0.72)		(0.38)		(0.67)		(0.65)
Total distributions	(0.29)		(0.68)		(0.72)		(0.68)		(0.67)		(0.65)

Net asset value, end of period	$8.12		$8.23		$8.30		$11.49		$11.02		$10.13

Total return[4]	1.98%	[3]	8.17%		(22.27)%		10.62%		15.67%		6.77%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$432,259		$451,900		$416,593		$566,018		$798,021		$445,142

Ratio of expenses to average net assets:
Before expense recovery/(waiver) and deferred tax expense	1.46%	[5]	1.46%		1.47%		1.44%		1.46%		1.53%
Expense recovery/(waiver)	-%	[5]	-%		-%		-%		0.03%		(0.03)%
Net of expense recovery/(waiver) and before deferred tax expense	1.46%	[5]	1.46%		1.47%		1.44%		1.49%		1.50%
Deferred tax expense/(benefit)[6]	0.17%	[5,8]	5.61%	[8]	(14.59)%	[8]	5.62%	[8]	7.49%	[8,9]	2.78%
Total expenses	1.63%	[5]	7.07%		(13.12)%		7.06%		8.98%	[9]	4.28%
Ratio of net investment income (loss) to average net assets:
Before expense recovery/(waiver) and deferred tax benefit	(1.45)%	[5]	(1.10)%		(0.95)%		(1.20)%		(1.46)%		(1.53)%
Expense recovery/(waiver)	-%	[5]	-%		-%		-%		0.03%		(0.03)%
Net of expense recovery/(waiver) and before deferred tax benefit	(1.45)%	[5]	(1.10)%		(0.95)%		(1.20)%		(1.49)%		(1.50)%
Deferred tax benefit[7]	0.87%	[5,8]	0.41%	[8]	0.59%	[8]	0.50%	[8]	0.61%	[8,9]	0.56%
Net investment loss	(0.58)%	[5]	(0.69)%		(0.36)%		(0.70)%		(0.88)%	[9]	(0.94)%
Portfolio turnover rate	14%	[3]	60%		51%		55%		9%		12%

[1]	Based on average shares outstanding during the period.
[2]
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.

[3]	Not annualized.
[4]
For the years ended November 30, 2012 and 2013, total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. Returns do not include a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If sales charges and CDSC were included total return would be lower. The return includes Rule 12b-1 fees of 0.25% and does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

[5]	Annualized.
[6]	Deferred tax expense (benefit) estimate for the ratio calculation is derived from net investment income (loss), and realized and unrealized gains (losses).
[7]	Deferred tax benefit (expense) estimate for the ratio calculation is derived from net investment income (loss) only.
[8]	Effective December 1, 2012 the deferred tax expense and deferred tax benefit are allocated based on average net assets.
[9]	Ratios have been restated due to a change in accounting methodology.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30,
			2016		2015		2014		2013		2012
Net asset value, beginning of period	$7.75		$7.91		$11.08		$10.72		$9.94		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)		(0.11)		(0.11)		(0.16)		(0.15)		(0.14)
Return of capital[1]	0.18		0.35		0.32		0.32		0.38		0.38
Net realized and unrealized gain (loss) on investments[1,2]	0.02		0.28		(2.66)		0.88		1.22		0.35
Total from investment operations	0.15		0.52		(2.45)		1.04		1.45		0.59

Less Distributions:
From net investment income	-		-		-		(0.30)		-		-
From return of capital	(0.29)		(0.68)		(0.72)		(0.38)		(0.67)		(0.65)
Total distributions	(0.29)		(0.68)		(0.72)		(0.68)		(0.67)		(0.65)

Net asset value, end of period	$7.61		$7.75		$7.91		$11.08		$10.72		$9.94

Total return[4]	1.71%	[3]	7.40%		(22.93)%		9.87%		14.84%		6.02%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$791,815		$796,542		$841,555		$1,056,466		$762,945		$315,288

Ratio of expenses to average net assets:
Before expense recovery/(waiver) and deferred tax expense	2.21%	[5]	2.21%		2.22%		2.19%		2.21%		2.28%
Expense recovery/(waiver)	-%	[5]	-%		-%		-%		0.03%		(0.03)%
Net of expense recovery/(waiver) and before deferred tax expense	2.21%	[5]	2.21%		2.22%		2.19%		2.24%		2.25%
Deferred tax expense/(benefit)[6]	0.17%	[5,8]	5.61%	[8]	(14.59)%	[8]	5.62%	[8]	7.49%	[8,9]	2.50%
Total expenses	2.38%	[5]	7.82%		(12.37)%		7.81%		9.72%	[9]	4.75%
Ratio of net investment income (loss) to average net assets:
Before expense recovery/(waiver) and deferred tax benefit	(2.20)%	[5]	(1.85)%		(1.70)%		(1.95)%		(2.21)%		(2.28)%
Expense recovery/(waiver)	-%	[5]	-%		-%		-%		0.03%		(0.03)%
Net of expense recovery/(waiver) and before deferred tax benefit	(2.20)%	[5]	(1.85)%		(1.70)%		(1.95)%		(2.24)%		(2.25)%
Deferred tax benefit[7]	0.87%	[5,8]	0.41%	[8]	0.59%	[8]	0.50%	[8]	0.61%	[8,9]	0.84%
Net investment loss	(1.33)%	[5]	(1.44)%		(1.11)%		(1.45)%		(1.62)%	[9]	(1.41)%
Portfolio turnover rate	14%	[3]	60%		51%		55%		9%		12%

[1]	Based on average shares outstanding during the period.
[2]
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.

[3]	Not annualized.
[4]
For the years ended November 30, 2012 and 2013, total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not include a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If the CDSC was included total returns would be lower. The return includes Rule 12b-1 fees of 1.00% and does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

[5]	Annualized.
[6]	Deferred tax expense (benefit) estimate for the ratio calculation is derived from net investment income (loss), and realized and unrealized gains (losses).
[7]	Deferred tax benefit (expense) estimate for the ratio calculation is derived from net investment income (loss) only.
[8]	Effective December 1, 2012 the deferred tax expense and deferred tax benefit are allocated based on average net assets.
[9]	Ratios have been restated due to a change in accounting methodology.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30,
			2016		2015		2014		2013		2012
Net asset value, beginning of period:	$8.34		$8.38		$11.57		$11.06		$10.14		$10.10
Income from Investment Operations
Net investment loss[1]	(0.01)		(0.03)		(0.01)		(0.05)		(0.09)		(0.08)
Return of capital[1]	0.19		0.38		0.34		0.33		0.39		0.39
Net realized and unrealized gain (loss) on investments[1,2]	0.02		0.29		(2.80)		0.91		1.29		0.38
Total from investment operations	0.20		0.64		(2.47)		1.19		1.59		0.69

Less Distributions:
From net investment income	-		-		-		(0.30)		-		-
From return of capital	(0.29)		(0.68)		(0.72)		(0.38)		(0.67)		(0.65)
Total distributions	(0.29)		(0.68)		(0.72)		(0.68)		(0.67)		(0.65)

Net asset value, end of period	$8.25		$8.34		$8.38		$11.57		$11.06		$10.14

Total return[4]	2.19%	[3]	8.46%		(22.11)%		10.95%		15.96%		6.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,480,579		$1,353,904		$1,144,976		$1,568,738		$642,660		$281,135

Ratio of expenses to average net assets:
Before expense recovery/(waiver) and deferred tax expense	1.21%	[5]	1.21%		1.22%		1.19%		1.21%		1.28%
Expense recovery/(waiver)	-%	[5]	-%		-%		-%		0.03%		(0.03)%
Net of expense recovery/(waiver) and before deferred tax expense	1.21%	[5]	1.21%		1.22%		1.19%		1.24%		1.25%
Deferred tax expense/(benefit)[6]	0.17%	[5,8]	5.61%	[8]	(14.59)%	[8]	5.62%	[8]	7.49%	[8,9]	2.87%
Total expenses	1.38%	[5]	6.82%		(13.37)%		6.81%		8.73%	[9]	4.12%
Ratio of net investment income (loss) to average net assets:
Before expense recovery/(waiver) and deferred tax benefit	(1.20)%	[5]	(0.85)%		(0.70)%		(0.95)%		(1.21)%		(1.28)%
Expense recovery/(waiver)	-%	[5]	-%		-%		-%		0.03%		(0.03)%
Net of expense recovery/(waiver) and before deferred tax benefit	(1.20)%	[5]	(0.85)%		(0.70)%		(0.95)%		(1.24)%		(1.25)%
Deferred tax benefit[7]	0.87%	[5,8]	0.41%	[8]	0.59%	[8]	0.50%	[8]	0.61%	[8,9]	0.46%
Net investment loss	(0.33)%	[5]	(0.44)%		(0.11)%		(0.45)%		(0.62)%	[9]	(0.79)%
Portfolio turnover rate	14%	[3]	60%		51%		55%		9%		12%

[1]	Based on average shares outstanding during the period.
[2]
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.

[3]	Not annualized.
[4]
For the years ended November 30, 2012 and 2013, total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. The return does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

[5]	Annualized.
[6]	Deferred tax expense (benefit) estimate for the ratio calculation is derived from net investment income (loss), and realized and unrealized gains (losses).
[7]	Deferred tax benefit (expense) estimate for the ratio calculation is derived from net investment income (loss) only.
[8]	Effective December 1, 2012 the deferred tax expense and deferred tax benefit are allocated based on average net assets.
[9]	Ratios have been restated due to a change in accounting methodology.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

Note 1 – Organization
Center Coast MLP Focus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek maximum total return with an emphasis on providing cash distributions to shareholders. The Fund currently offers four classes of shares: A shares, C shares, T shares, and Institutional shares. The Fund commenced operations on December 31, 2010. Class T shares are not currently available for purchase.

The Fund is structured as a “C” corporation and, unlike traditional mutual funds, the Fund generally will be subject to U.S. federal and state and local income tax on its taxable income. The Fund accrues a deferred tax liability (or asset) for its future tax liability (or asset) associated with the unrealized appreciation (or depreciation) of its investments in excess (or deficit) of their cost basis as adjusted for the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any realized gains (or losses) and net operating income (or loss). The Fund’s accrued deferred tax liability (or asset), if any, is reflected each day in the Fund’s net asset value per share.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees (the “Board”). The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

(b) Master Limited Partnerships
A master limited partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters effecting the partnership.

The value of the Fund’s investments in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income with, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year generally will reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund’s shareholders may be taxable.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Return of Capital Estimates
Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2017, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

(e) Partnership Accounting Policy
The Fund records its pro-rata share of the income/(loss) and capital gains/(losses), to the extent of distributions it has received, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. These amounts are included in the Fund’s Statement of Operations.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the options contracts.

The Fund did not enter into any transactions in written options contracts for the six months ended May 31, 2017.

(g) Distributions to Shareholders
The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the MLPs in which it invests, without offset for the expenses of the Fund. The Fund is not required to make such distributions and therefore the amount, if any, and/or the frequency of payment is subject to change. The amount of the Fund’s distributions is based on, among other considerations, distributions the Fund actually receives from portfolio investments, including returns of capital, and estimated future cash flows. Because the Fund’s distribution policy takes into consideration estimated future cash flows from its underlying holdings, and to permit the Fund to maintain a stable distribution rate, the Fund’s distributions may exceed, or be below the amount the Fund actually receives from its portfolio investments. Additionally, since the Fund’s distribution rate is not derived from the Fund’s investment income or loss, the Fund’s distributions may not represent yield or investment return on the Fund’s portfolio. To the extent that the distributions paid exceed the distributions the Fund has received, the distributions will reduce the Fund’s net assets. Consequently, the Fund may maintain cash reserves, borrow or may be required to sell certain investments at times when it would not otherwise be desirable to do so in order to pay the expenses of the Fund. The Fund is not required to make such distributions and, as a result, the Fund could in the future decide not to make such distributions or not to make distributions at a rate that over time is similar to the distribution rate that it receives from the MLPs in which it invests. Furthermore, unlike the MLPs in which it invests, the Fund is not a pass through entity. Consequently, the tax characterization of the distributions paid by the Fund, as dividend income or return of capital, may differ greatly from those of the underlying MLPs.

Dividends, if any, are declared and distributed monthly. The estimated characterization of the distributions paid will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. It is anticipated that a portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form DIV in February 2018. For the six months ended May 31, 2017, the Fund’s distributions were expected to be comprised of 100% return of capital.

The portion of the Fund’s distributions that may be classified as return of capital is uncertain and can be materially impacted by events that are not subject to the control of the Fund’s advisor or sub-advisor (e.g., merger, acquisitions, reorganizations and other capital transactions occurring at the individual MLP level, changes in the tax characterization of distributions received from the MLP investments held by the Fund, changes in tax laws, etc.). The return of capital portion may also be impacted by the Fund’s strategy, which may recognize gains on its holdings. Because of these factors, the portion of the Fund’s distributions that are classified as return of capital may vary materially from year to year. Accordingly, there is no guarantee that future distributions will maintain the same classification for tax purposes as past distributions.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

(h) Energy Industry Concentration Risk
A substantial portion of the MLPs in which the Fund invests are engaged primarily in the energy industry. As a result, the Fund will be concentrated in the energy industry, and will therefore be susceptible to adverse economic, environmental or regulatory occurrences effecting the energy industry.

(i) Income Taxes
The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, therefore it will be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35%. A change in the federal income tax rate could have a material impact to the fund (upon enactment.) The Fund may be subject to a 20% alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund is currently using an estimated 1.90% for state and local tax.

The Fund's income tax provision consists of the following as of May 31, 2017:

Current tax expense (benefit)
Federal	$-
State	-
Total current tax expense (benefit)	$-

Deferred tax expense (benefit)
Federal	$2,229,962
State	121,055
Total deferred tax expense	$2,351,017

The reconciliation between the federal statutory income tax rate of 35% and the effective tax rate on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	Rate

Application of statutory income tax rate	$17,586,242	35.00%
State income taxes net of federal benefit	954,682	1.90%
Change in valuation allowance	(15,884,204)	(31.61)%
Effect of permanent & temporary differences	(305,703)	(0.61)%
Total income tax expense	$2,351,017	4.68%

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

For the six months ended May 31, 2017, the Fund’s effective tax rate of 4.68% differed from the combined federal and state statutory tax rate of 36.90% mainly due to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

The Fund intends to invest their assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP's taxable income in computing its own taxable income. The Fund's tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary difference between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled.

Components of the Fund's deferred tax assets and liabilities as of May 31, 2017 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis)	$129,140,524
Capital loss carryforward (tax basis)	150,470,984
Total deferred tax assets	279,611,508
Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	(281,962,525)
Total net deferred tax liability	$(2,351,017)

To the extent the Fund has a deferred tax asset or if a portion of the deferred tax liability is offset by a tax asset resulting from net operating losses and/or capital losses, consideration is given to whether or not a valuation allowance is required against the deferred tax asset amount. A valuation allowance is required if based on the evaluation criterion provided by Accounting Standard Codification (“ASC”) 740, Income Taxes (ASC 740) it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Fund's valuation allowance are: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, forecasts of future MLP distributions, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unused. Based on the Fund’s assessment, it has determined that in the future it is more likely than not that the fund will generate the necessary appropriate character of income within the relevant carryforward periods to realize its deferred tax assets. At May 31, 2017 the Fund has determined that a valuation allowance was not required.

In making this assessment, significant reliance was placed on forecasts and estimates as to the Fund’s MLP investments. In conjunction with work performed by qualified independent tax consultants, the Fund utilized historical information and other information about the specific MLP fund holdings to project and forecast future distributions and related tax implications.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in their portfolios, and to estimate their associated deferred tax asset/(liability). Such estimates as well as estimates made in connection with MLP distribution forecasts are made in good faith.

From time to time, and as new information becomes available, the Fund will modify its forecasts, estimates or assumptions regarding its deferred tax liability or asset.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV, which could be material. Such changes could have a material impact on the Fund’s NAV and results of operations with respect to the Fund’s shareholders in the period it is recorded, even though the shareholders at such time might not have held shares in the Fund at the time the deferred tax asset or liability had been established.

The Fund's policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statement of Operations. As of May 31, 2017, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund's net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on their tax returns. Furthermore, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

At May 31, 2017, the Fund had net operating loss carryforwards for federal income tax purposes, which may be carried forward for 20 years, as follows:

Expiration Date
11/30/2033	$12,066,929
11/30/2035	126,671,855
11/30/2036	57,356,514
11/30/2037	154,109,269
Total	$350,204,567

At May 31, 2017, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2020	$87,942,073
11/30/2021	319,838,371
Total	$407,780,444

During the period ended May 31, 2017, the fund utilized $44,465,023 of capital loss carryforward.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor engages Center Coast Capital Advisors, LP (the “Sub‐Advisor”) to manage the Fund and pays the Sub‐Advisor from its advisory fees.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding front end or contingent deferred sales load, taxes such as deferred income tax expenses, leverage interest, brokerage commissions, or extraordinary expenses) do not exceed 1.50%, 2.25% and 1.25% of average daily net assets of the A shares, C shares and Institutional shares, respectively. However, for the Fund’s six months ended May 31, 2017, such fee waiver or expense absorption was not necessary as total annual fund expenses (excluding deferred income tax expenses) were 1.46%, 2.21% and 1.21% for the Fund’s A shares, C shares and Institutional shares, respectively. The agreement is in effect until March 31, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2017, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2017, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,952,399,137

Gross unrealized appreciation	$858,959,332
Gross unrealized depreciation	(100,233,348)

Net unrealized appreciation on investments	$758,725,984

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1s, which is treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Investment Transactions
For the six months ended May 31, 2017, purchases and sales of investments, excluding short-term investments, were $529,048,412 and $386,655,299, respectively.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the distribution of its shares. Under the Plan, the Fund pays to the Distributor distribution fees in connection with the distribution of the Fund’s Class A and Class C shares and/or administrative service fees in connection with the provision of ongoing services to shareholders of each such Class and the maintenance of shareholder accounts.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s Distributor. During the six month period ending May 31, 2017, HRC did not receive any sales charges or distribution fees with respect to the Fund pursuant to the wholesaling agreement.

For the six months ended May 31, 2017, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended May 31, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$195,606,687	$-	$-	$195,606,687
Master Limited Partnerships[1]	2,475,183,036	-	-	2,475,183,036
Preferred Stocks[1]	19,825,689	-	-	19,825,689
Short-Term Investments	20,509,709	-	-	20,509,709
Total Investments	$2,711,125,121	$-	$-	$2,711,125,121

[1]	For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 & 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Note 10 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments (if any). Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Return of Capital Distributions

NuStar Energy LP(1)	$188,671,058	$14,902,964	$(16,798,219)	$1,003,531	$(226,559)	$178,871,827	$8,680,948
PBF Logistics LP	25,576,666	1,497,899	(757,278)	148,097	2,424,820	27,646,760	1,243,444
Total	$214,247,724	$16,400,863	$(17,555,497)	$1,151,628	$2,198,261	$206,518,587	$9,924,392

Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period

NuStar Energy LP(1)	3,952,054	319,500	(347,205)	3,924,349
PBF Logistics LP	1,371,403	73,700	(34,554)	1,410,549
Total	5,323,457	393,200	(381,759)	5,334,898

(1)	No longer affiliated as of May 31, 2017.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Note 11 – Capital Transactions
The Fund has authorized an unlimited number of $0.01 par value shares of each class. Transactions in shares of capital transactions were as follows:

	For the Six Months Ended May 31, 2017		For the Year Ended November 30, 2016
	Shares	Amount	Shares	Amount
Class A:
Sold	7,702,010	$66,133,582	21,301,102	$164,411,178
Distributions reinvested	1,652,880	14,221,946	4,233,922	33,283,938
Redeemed	(11,037,863)	(93,825,068)	(20,865,493)	(159,537,865)
Net Increase (Decrease)	(1,682,973)	$(13,469,540)	4,669,531	$38,157,251

Class C:
Sold	8,924,653	$72,004,334	16,357,798	$120,726,811
Distributions reinvested	3,489,089	28,140,563	9,043,774	67,141,098
Redeemed	(11,040,363)	(88,622,738)	(29,066,245)	(211,813,798)
Net Increase (Decrease)	1,373,379	$11,522,159	(3,664,673)	$(23,945,889)

Institutional Class:
Sold	39,685,712	$344,858,804	102,845,509	$801,222,965
Distributions reinvested	5,456,845	47,574,178	12,466,128	99,189,644
Redeemed	(27,892,944)	(242,642,064)	(89,713,596)	(689,972,310)
Net Increase	17,249,613	$149,790,918	25,598,041	$210,440,299

Note 12 – Recently Issued Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Center Coast MLP Focus Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2017 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		12/01/16	5/31/17	12/01/16 – 5/31/17
Class A	Actual Performance	$ 1,000.00	$ 1,019.80	$ 8.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.79	8.21
Class C	Actual Performance	1,000.00	1,017.10	11.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.05	11.96
Institutional Class	Actual Performance	1,000.00	1,021.90	6.97
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.04	6.96

*
Expenses are equal to the Fund’s annualized expense ratio of 1.63%, 2.38% and 1.38% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios include deferred income tax expense incurred by the Fund. Assumes all dividends and distributions were reinvested.

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 Center Coast MLP Focus Fund
 A series of Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
100 Wall Street, 20th Floor
New York, New York 10005

Sub-Advisor
Center Coast Capital Advisors, LP
1600 Smith Street, Suite 3800
Houston, Texas 77002

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
 235 W. Galena Street
 Milwaukee, Wisconsin 53212

 Distributor
 Foreside Fund Services, LLC
 Three Canal Plaza, Suite 100
 Portland, Maine 04101
 www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Center Coast MLP Focus Fund – Class A Shares	CCCAX	461 418 584
Center Coast MLP Focus Fund – Class C Shares	CCCCX	461 418 576
Center Coast MLP Focus Fund – Institutional Class Shares	CCCNX	461 418 568

Privacy Principles of the Center Coast MLP Focus Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Center Coast MLP Focus Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, on the Fund’s website at www.libertystreetfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 207-7108 (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

Center Coast MLP Focus Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(b)
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/9/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/9/17

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/9/17